Accounting For Uncertainty In Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Accounting for Uncertainty in Income Taxes [Abstract]
Summary of changes to the uncertain tax positions, reported in other noncurrent liabilities in the consolidated balance sheet
The following table summarizes the changes to the uncertain tax positions, reported in other noncurrent liabilities in the consolidated balance sheets, during the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Balance at January 1, excluding interest and penalties	$65	$231	$1,788
Additions based on tax positions related to prior years	—	61	655
Reductions based on tax positions related to prior years	(11)	(205)	(1,817)
Additions based on tax positions related to the current year	—	—	16
Reductions based on tax positions related to the current year	—	—	(4)
Settlements with taxing authorities	(18)	(22)	(407)
Balance at December 31, excluding interest and penalties	$36	$65	$231